Revenues - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of revenue [line items]
Revenues	€ 18,940	€ 19,828	€ 19,025
Increase (decrease) revenue	(888)	803
Revenues from telecommunications services	1,616	€ 1,737
IFRS 15 Reclassification [member]
Disclosure of revenue [line items]
Revenue adjusted	60
Retail Customer [member]
Disclosure of revenue [line items]
Revenues from service by voice data services on fixed and mobile networks	10,920
Other wholesale operators [member]
Disclosure of revenue [line items]
Revenues from service by voice data services on fixed and mobile networks	€ 3,063